UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/28/13

The following Form N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different Form N-Q reporting requirements.

                                    DREYFUS PREMIER INVESTMENT FUNDS, INC.

                                              -Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
March 28, 2013 (Unaudited) †

Common Stocks--97.9%	Shares		Value ($)
Australia--7.6%
Charter Hall Retail REIT	422,670		1,720,639
Commonwealth Property Office Fund	899,440		1,039,458
Goodman Group	578,380		2,878,411
Mirvac Group	6,079,780		10,254,501
Westfield Group	1,575,790		17,800,809
Westfield Retail Trust	3,295,020		10,360,404
			44,054,222
Canada--4.6%
Allied Properties Real Estate Investment Trust	27,280	a	886,999
Allied Properties Real Estate Investment Trust	60,210		1,957,707
Boardwalk Real Estate Investment Trust	57,490		3,536,497
Brookfield Office Properties	342,720		5,883,779
Calloway Real Estate Investment Trust	174,080		5,017,534
Canadian Apartment Properties REIT	144,560		3,588,919
Chartwell Retirement Residences	6,040	a	65,879
Chartwell Retirement Residences	216,610		2,362,592
Dundee Real Estate Investment Trust	103,080		3,718,937
			27,018,843
France--3.1%
ICADE	13,590		1,188,419
Klepierre	30,790		1,209,506
Unibail-Rodamco	67,430		15,705,316
			18,103,241
Germany--2.1%
Alstria Office REIT	454,471		5,120,751
Deutsche Wohnen	135,980		2,471,666
LEG Immobilien	41,620		2,230,062
TAG Immobilien	232,503		2,661,452
			12,483,931
Hong Kong--10.0%
China Overseas Land & Investment	982,000		2,707,203
Country Garden Holdings	3,034,000	b	1,516,502
Hang Lung Properties	764,000		2,854,217
Henderson Land Development	707,000		4,836,259
Hongkong Land Holdings	1,018,511		7,547,167
Kerry Properties	390,500		1,733,029
Link REIT	1,379,500		7,517,227
Longfor Properties	1,674,500		2,769,783
New World Development	1,832,000		3,101,105
Sun Hung Kai Properties	1,031,000		13,892,677
Wharf Holdings	1,076,000		9,592,106
			58,067,275
Japan--13.5%
AEON Mall	22,000		669,337
GLP J-REIT	3,159		3,392,733
Industrial & Infrastructure Fund Investment	172		1,898,422
Japan Real Estate Investment	409		5,652,616
Japan Retail Fund Investment	2,003		4,957,763
Mitsubishi Estate	684,000		19,262,591
Mitsui Fudosan	677,000		19,216,487
Nippon Building Fund	863		12,064,673
Nippon Prologis REIT	162		1,763,956

Sumitomo Realty & Development	253,000		9,796,409
			78,674,987
Norway--.5%
Norwegian Property	1,920,340		3,014,941
Singapore--4.3%
Ascendas Real Estate Investment Trust	2,001,000		4,194,461
CapitaCommercial Trust	2,452,000		3,133,325
CapitaMalls Asia	2,401,000		3,968,275
CDL Hospitality Trusts	1,572,000		2,598,138
City Developments	518,000		4,731,681
Global Logistic Properties	3,047,000		6,436,199
			25,062,079
Sweden--1.1%
Wihlborgs Fastigheter	373,850		6,152,859
Switzerland--1.1%
Mobimo Holding	3,374	b	757,044
PSP Swiss Property	64,400	b	5,868,113
			6,625,157
United Kingdom--5.0%
British Land	747,150		6,170,149
Capital & Counties Properties	1,701,130		7,038,392
Land Securities Group	613,310		7,725,434
Londonmetric Property	2,135,400		3,439,327
Safestore Holdings	636,540		1,146,126
Unite Group	750,560		3,660,823
			29,180,251
United States--45.0%
American Campus Communities	78,910		3,577,779
AvalonBay Communities	71,920		9,110,106
Aviv REIT	67,180		1,616,351
BioMed Realty Trust	44,390		958,824
Boston Properties	95,600		9,661,336
BRE Properties	82,180		4,000,522
Camden Property Trust	56,850		3,904,458
Campus Crest Communities	265,890		3,695,871
CubeSmart	173,690		2,744,302
CyrusOne	86,990		1,986,852
DDR	306,470		5,338,707
Digital Realty Trust	78,340		5,241,729
Duke Realty	519,920		8,828,242
Equity Residential	201,980		11,121,019
Essex Property Trust	46,680		7,029,074
Excel Trust	126,307		1,724,090
First Industrial Realty Trust	147,810		2,531,985
General Growth Properties	424,280		8,434,686
HCP	150,900		7,523,874
Health Care REIT	156,580		10,633,348
Highwoods Properties	114,910		4,546,989
Hospitality Properties Trust	21,920		601,485
Host Hotels & Resorts	376,310		6,581,662
Hudson Pacific Properties	32,500		706,875
Kilroy Realty	64,180		3,363,032
Kimco Realty	429,530		9,621,472
LaSalle Hotel Properties	190,670		4,839,204
Liberty Property Trust	72,640		2,887,440
Macerich	130,920		8,428,630
National Retail Properties	114,810		4,152,678
Pebblebrook Hotel Trust	32,920		849,007
Post Properties	65,067		3,064,656

Prologis	410,620		16,416,588
Public Storage	40,760		6,208,563
RLJ Lodging Trust	106,930		2,433,727
Simon Property Group	195,360		30,976,282
SL Green Realty	68,800		5,924,368
Sovran Self Storage	60,740		3,917,123
Spirit Realty Capital	113,548		2,157,412
Sunstone Hotel Investors	241,620	b	2,974,342
Tanger Factory Outlet Centers	193,120		6,987,081
UDR	293,130		7,090,815
Ventas	150,760		11,035,632
Vornado Realty Trust	80,650		6,745,566
			262,173,784
Total Common Stocks
(cost $510,174,693)			570,611,570

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $9,199,000)	9,199,000	[c]	9,199,000
Total Investments (cost $519,373,693)	99.5%		579,810,570
Cash and Receivables (Net)	.5%		2,776,277
Net Assets	100.0%		582,586,847

† Since March 28, 2013 represents the last day during the fund's quarterly period on which the New York Stock Exchange was open for trading, the Statement of Investments has been presented through that date to maintain consistency with the fund's net asset value calculations used for shareholder transactions.

REIT-Real Estate Investment Trust

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 28, 2013, these securities were valued at $952,878 or .2% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 28, 2013, net unrealized appreciation on investments was $60,436,877 of which $67,265,623 related to appreciated investment securities and $6,828,746 related to depreciated investment securities. At March 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Diversified	21.6
Office	11.4
Retail	10.2
Multifamily	10.0
Regional Malls	9.0
Real Estate Services	6.7
Industrial	6.0
Health Care	5.9
Shopping Centers	4.9
Hotel	4.4
Office & Industrial	2.5
Self Storage	2.4
Money Market Investment	1.6
Residential	1.3
Specialty	.9
Freestanding	.7
99.5

††	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 28, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Canadian Dollar,
Expiring
4/2/2013a	1,000,000	984,058	984,397	339

Japanese Yen,
Expiring
4/2/2013a	125,000,000	1,328,939	1,327,880	(1,059)

Swiss Franc,
Expiring
4/2/2013a	300,000	315,989	316,022	33

Gross Unrealized Appreciation				372
Gross Unrealized Depreciation				(1,059)

Counterparty:
a Northern Trust

The following is a summary of the inputs used as of March 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	262,173,784	-	-	262,173,784
Equity Securities - Foreign Common Stocks+	308,437,786	-	-	308,437,786
Mutual Funds	9,199,000	-	-	9,199,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	372	-	372
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,059)	-	(1,059)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 28, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)